Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Gold and Precious Metals Fund
Entity Central Index Key	0000083293
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class A
Trading Symbol	FKRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$112	0.85%
[1]
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin Gold and Precious Metals Fund returned 63.31%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 47.54% and 19.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Against a backdrop of rising precious and base metals prices (including record highs for gold, silver, platinum and copper), successful stock selection and industry allocation choices led to a wide margin of outperformance versus the benchmark FTSE Gold Mines Index. Aside from its core gold-mining stocks (averaging nearly 80% of total net assets), all of the Fund’s primary off-index industry exposures—diversified metals and mining, silver, precious metals and minerals, and copper—generated much higher returns than the benchmark average.

↑
Many smaller, single-asset and development-stage mining companies—a key feature of our long-term investment strategy—exhibited leveraged responses to the precious metals rally and posted some of the strongest one-year gains, including overweighted or off-benchmark contributors Minerals 260, Montage Gold, Hycroft Mining (bought and sold during the period), Omai Gold Mines, Liberty Gold and Thesis Gold & Silver. Holdings in several mid-tier and larger, producing miners with diversified operations also appreciated more than 100% as they achieved notable production milestones and/or delivered consistent earnings “beats,” including G Mining Ventures, Greatland Resources and Discovery Mining.

↑
Lighter-than-index positions in large-capitalization gold producers Agnico Eagle Mines and Gold Fields further boosted the Fund’s relative returns as their annual gains trailed most of their industry peers.

Top detractors from performance:
↓
Despite gold’s ascent to lofty all-time highs, several off-benchmark or overweighted holdings sold off, including Pantoro Gold, Orla Mining, Asante Gold, and St. Augustine Gold and Copper. Among these key detractors, Pantoro’s equity value was pressured by sharply higher costs and production guidance downgrades at its Norseman mine, while Asante’s shares declined as elevated operating costs, a pit-wall issue at its Bibiani mine and substantial capital requirements raised concerns about operational execution and financial flexibility.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index, including Barrick Mining, AngloGold Ashanti and Newmont, along with a lack of portfolio exposure to index component companies like Evolution Mining, SSR Mining and other “detractors by omission” that posted exceptional one-year rallies.

↓
Outside the gold industry, relative performance was curbed by weak returns for Vizsla Silver in the silver industry; declines or lagging gains for some platinum/palladium-focused miners in precious metals and minerals; and below-benchmark returns for about half of the Fund’s roughly four dozen positions in the diversified metals and mining industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	63.31	18.81	11.22
Class A (with sales charge)	54.34	17.48	10.59
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
FTSE Gold Mines Index	47.54	19.08	10.74
S&P 500 Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,751,185,129
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 13,624,202
Investment Company Portfolio Turnover	19.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,751,185,129
Total Number of Portfolio Holdings	284
Total Management Fee Paid	$13,624,202
Portfolio Turnover Rate	19.48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class C
Trading Symbol	FRGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$210	1.60%
[3]
Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin Gold and Precious Metals Fund returned 62.06%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 47.54% and 19.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Against a backdrop of rising precious and base metals prices (including record highs for gold, silver, platinum and copper), successful stock selection and industry allocation choices led to a wide margin of outperformance versus the benchmark FTSE Gold Mines Index. Aside from its core gold-mining stocks (averaging nearly 80% of total net assets), all of the Fund’s primary off-index industry exposures—diversified metals and mining, silver, precious metals and minerals, and copper—generated much higher returns than the benchmark average.

↑
Many smaller, single-asset and development-stage mining companies—a key feature of our long-term investment strategy—exhibited leveraged responses to the precious metals rally and posted some of the strongest one-year gains, including overweighted or off-benchmark contributors Minerals 260, Montage Gold, Hycroft Mining (bought and sold during the period), Omai Gold Mines, Liberty Gold and Thesis Gold & Silver. Holdings in several mid-tier and larger, producing miners with diversified operations also appreciated more than 100% as they achieved notable production milestones and/or delivered consistent earnings “beats,” including G Mining Ventures, Greatland Resources and Discovery Mining.

↑
Lighter-than-index positions in large-capitalization gold producers Agnico Eagle Mines and Gold Fields further boosted the Fund’s relative returns as their annual gains trailed most of their industry peers.

Top detractors from performance:
↓
Despite gold’s ascent to lofty all-time highs, several off-benchmark or overweighted holdings sold off, including Pantoro Gold, Orla Mining, Asante Gold, and St. Augustine Gold and Copper. Among these key detractors, Pantoro’s equity value was pressured by sharply higher costs and production guidance downgrades at its Norseman mine, while Asante’s shares declined as elevated operating costs, a pit-wall issue at its Bibiani mine and substantial capital requirements raised concerns about operational execution and financial flexibility.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index, including Barrick Mining, AngloGold Ashanti and Newmont, along with a lack of portfolio exposure to index component companies like Evolution Mining, SSR Mining and other “detractors by omission” that posted exceptional one-year rallies.

↓
Outside the gold industry, relative performance was curbed by weak returns for Vizsla Silver in the silver industry; declines or lagging gains for some platinum/palladium-focused miners in precious metals and minerals; and below-benchmark returns for about half of the Fund’s roughly four dozen positions in the diversified metals and mining industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	62.06	17.93	10.38
Class C (with sales charge)	61.06	17.93	10.38
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
FTSE Gold Mines Index	47.54	19.08	10.74
S&P 500 Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,751,185,129
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 13,624,202
Investment Company Portfolio Turnover	19.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,751,185,129
Total Number of Portfolio Holdings	284
Total Management Fee Paid	$13,624,202
Portfolio Turnover Rate	19.48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class R6
Trading Symbol	FGPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$69	0.52%
[5]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin Gold and Precious Metals Fund returned 63.84%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 47.54% and 19.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Against a backdrop of rising precious and base metals prices (including record highs for gold, silver, platinum and copper), successful stock selection and industry allocation choices led to a wide margin of outperformance versus the benchmark FTSE Gold Mines Index. Aside from its core gold-mining stocks (averaging nearly 80% of total net assets), all of the Fund’s primary off-index industry exposures—diversified metals and mining, silver, precious metals and minerals, and copper—generated much higher returns than the benchmark average.

↑
Many smaller, single-asset and development-stage mining companies—a key feature of our long-term investment strategy—exhibited leveraged responses to the precious metals rally and posted some of the strongest one-year gains, including overweighted or off-benchmark contributors Minerals 260, Montage Gold, Hycroft Mining (bought and sold during the period), Omai Gold Mines, Liberty Gold and Thesis Gold & Silver. Holdings in several mid-tier and larger, producing miners with diversified operations also appreciated more than 100% as they achieved notable production milestones and/or delivered consistent earnings “beats,” including G Mining Ventures, Greatland Resources and Discovery Mining.

↑
Lighter-than-index positions in large-capitalization gold producers Agnico Eagle Mines and Gold Fields further boosted the Fund’s relative returns as their annual gains trailed most of their industry peers.

Top detractors from performance:
↓
Despite gold’s ascent to lofty all-time highs, several off-benchmark or overweighted holdings sold off, including Pantoro Gold, Orla Mining, Asante Gold, and St. Augustine Gold and Copper. Among these key detractors, Pantoro’s equity value was pressured by sharply higher costs and production guidance downgrades at its Norseman mine, while Asante’s shares declined as elevated operating costs, a pit-wall issue at its Bibiani mine and substantial capital requirements raised concerns about operational execution and financial flexibility.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index, including Barrick Mining, AngloGold Ashanti and Newmont, along with a lack of portfolio exposure to index component companies like Evolution Mining, SSR Mining and other “detractors by omission” that posted exceptional one-year rallies.

↓
Outside the gold industry, relative performance was curbed by weak returns for Vizsla Silver in the silver industry; declines or lagging gains for some platinum/palladium-focused miners in precious metals and minerals; and below-benchmark returns for about half of the Fund’s roughly four dozen positions in the diversified metals and mining industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	63.84	19.24	11.64
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
FTSE Gold Mines Index	47.54	19.08	10.74
S&P 500 Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,751,185,129
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 13,624,202
Investment Company Portfolio Turnover	19.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,751,185,129
Total Number of Portfolio Holdings	284
Total Management Fee Paid	$13,624,202
Portfolio Turnover Rate	19.48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Advisor Class
Trading Symbol	FGADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$79	0.60%
[7]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Advisor Class shares of Franklin Gold and Precious Metals Fund returned 63.73%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 47.54% and 19.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Against a backdrop of rising precious and base metals prices (including record highs for gold, silver, platinum and copper), successful stock selection and industry allocation choices led to a wide margin of outperformance versus the benchmark FTSE Gold Mines Index. Aside from its core gold-mining stocks (averaging nearly 80% of total net assets), all of the Fund’s primary off-index industry exposures—diversified metals and mining, silver, precious metals and minerals, and copper—generated much higher returns than the benchmark average.

↑
Many smaller, single-asset and development-stage mining companies—a key feature of our long-term investment strategy—exhibited leveraged responses to the precious metals rally and posted some of the strongest one-year gains, including overweighted or off-benchmark contributors Minerals 260, Montage Gold, Hycroft Mining (bought and sold during the period), Omai Gold Mines, Liberty Gold and Thesis Gold & Silver. Holdings in several mid-tier and larger, producing miners with diversified operations also appreciated more than 100% as they achieved notable production milestones and/or delivered consistent earnings “beats,” including G Mining Ventures, Greatland Resources and Discovery Mining.

↑
Lighter-than-index positions in large-capitalization gold producers Agnico Eagle Mines and Gold Fields further boosted the Fund’s relative returns as their annual gains trailed most of their industry peers.

Top detractors from performance:
↓
Despite gold’s ascent to lofty all-time highs, several off-benchmark or overweighted holdings sold off, including Pantoro Gold, Orla Mining, Asante Gold, and St. Augustine Gold and Copper. Among these key detractors, Pantoro’s equity value was pressured by sharply higher costs and production guidance downgrades at its Norseman mine, while Asante’s shares declined as elevated operating costs, a pit-wall issue at its Bibiani mine and substantial capital requirements raised concerns about operational execution and financial flexibility.

↓
Significant underweighting’s in select large-cap gold producers that surpassed the FTSE Gold Mines Index, including Barrick Mining, AngloGold Ashanti and Newmont, along with a lack of portfolio exposure to index component companies like Evolution Mining, SSR Mining and other “detractors by omission” that posted exceptional one-year rallies.

↓
Outside the gold industry, relative performance was curbed by weak returns for Vizsla Silver in the silver industry; declines or lagging gains for some platinum/palladium-focused miners in precious metals and minerals; and below-benchmark returns for about half of the Fund’s roughly four dozen positions in the diversified metals and mining industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	63.73	19.12	11.49
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
FTSE Gold Mines Index	47.54	19.08	10.74
S&P 500 Index	19.56	12.86	15.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,751,185,129
Holdings Count | $ / shares	284
Advisory Fees Paid, Amount	$ 13,624,202
Investment Company Portfolio Turnover	19.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,751,185,129
Total Number of Portfolio Holdings	284
Total Management Fee Paid	$13,624,202
Portfolio Turnover Rate	19.48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.